BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			3 years
Depreciation	$ 10,829	$ 0	$ 21,482	$ 21,482
Intangible asset, useful life	10 years		10 years
Amortization	$ 12,687	$ 0	$ 23,074	$ 20,532
Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration percentage				100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration percentage				100.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration percentage				100.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years